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                                               Filed Pursuant to Rule 497(j)
                                               Registration File No.: 33-01575

                                VALUE LINE, INC.

                              220 East 42nd Street
                          New York, New York 10017-5891
                   Phone: (212) 907-1500 / Fax: (212) 818-9747



                                                           June 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Value Line Aggressive Income Trust
          File #33-1575; 811-4471
          Rule 497(j)
          ----------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission

                                       Very truly yours,

                                       /s/ Peter D. Lowenstein

                                       Peter D. Lowenstein

PDL:psp